Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended			7 Months Ended	8 Months Ended		9 Months Ended
	Jan. 30, 2020	Jan. 30, 2019	Feb. 28, 2020	Feb. 28, 2019	Apr. 30, 2020	Apr. 30, 2019	May 29, 2020	May 29, 2019	Jul. 01, 2020	Jun. 30, 2020	Jun. 30, 2019	Jul. 30, 2020	Aug. 28, 2020	Aug. 26, 2020	Oct. 08, 2020	Sep. 30, 2020	Sep. 16, 2020
Subsequent Event [Line Items]
Payments for Repurchase of Equity										$ 5,071	$ (0)
Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid	$ 0.55469	$ 0.55469			$ 0.55469	$ 0.55469
Series F Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid	$ 0.59375	$ 0.59375			$ 0.59375	$ 0.59375
Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid			$ 0.54687	$ 0.54687			$ 0.54687	$ 0.54687
Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid			$ 0.57812	$ 0.57812			$ 0.57812	$ 0.57812
Subsequent Event [Member]
Subsequent Event [Line Items]
Treasury Stock, Shares, Acquired															377,001
Payments for Repurchase of Equity															$ 3,270
Subsequent Event [Member] | Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid												$ 0.55469
Stock Redeemed or Called During Period, Shares																2,000,000
Preferred Stock, Redemption Date																Oct. 30, 2020
Subsequent Event [Member] | Series F Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid												$ 0.59375
Subsequent Event [Member] | Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid													$ 0.54687
Subsequent Event [Member] | Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid													$ 0.57812
Subsequent Event [Member] | Apollo Voyager [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Debt									$ 6,979								$ 35,415
Subsequent Event [Member] | Hull 8042 [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Debt														$ 6,733